Shareholders' Deficit (Details) - USD ($)					10 Months Ended	12 Months Ended
	Nov. 18, 2024	May 30, 2023	May 24, 2023	Mar. 08, 2023	Dec. 31, 2023	Dec. 31, 2024
Shareholders’ Deficit [Line Items]
Preferred shares authorized					5,000,000	5,000,000
Preferred shares par value (in Dollars per share)					$ 0.0001	$ 0.0001
Preferred shares issued
Preferred shares issued outstanding
Aggregate number of shares value (in Dollars)					$ 25,000
Founder Shares [Member]
Shareholders’ Deficit [Line Items]
Number of holding shares			6,325,000
Shares subject to forfeiture		6,250,000
Sponsor [Member]
Shareholders’ Deficit [Line Items]
Shares subject to forfeiture		75,000
Class A Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares authorized					500,000,000	500,000,000
Ordinary shares par value (in Dollars per share)					$ 0.0001	$ 0.0001
Ordinary shares issued						6,200,000
Ordinary shares outstanding						6,200,000
Ordinary shares subject to possible redemption shares issued					25,000,000	2,205,349
Ordinary shares subject to possible redemption shares outstanding					25,000,000	2,205,349
Aggregate number of shares		1
Converted shares issued	6,200,000
Percentage of shares outstanding after conversion						20.00%
Voting rights						one
Class A Ordinary Shares [Member] | Sponsor [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares issued						8,405,349
Ordinary shares outstanding						8,405,349
Class B Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares authorized					50,000,000	50,000,000
Ordinary shares par value (in Dollars per share)				$ 0.004	$ 0.0001	$ 0.0001
Ordinary shares issued					6,250,000	50,000
Ordinary shares outstanding					6,250,000	50,000
Aggregate number of shares	6,250,000			5,750,000
Aggregate number of shares value (in Dollars)				$ 25,000
Effected on share capitalization			575,000
Voting rights						one
Class B Ordinary Shares [Member] | Sponsor [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares issued						50,000
Ordinary shares outstanding						50,000
Over-Allotment Option [Member]
Shareholders’ Deficit [Line Items]
Shares subject to forfeiture			825,000			825,000
Over-Allotment Option [Member] | Founder Shares [Member]
Shareholders’ Deficit [Line Items]
Shares subject to forfeiture		75,000